Organization and Principal Activities - Details of subsidiaries, VIEs and subsidiaries of VIEs (Details)	12 Months Ended
Dec. 31, 2017
Direct subsidiaries | Phoenix Satellite Television Information Limited
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	British Virgin Islands (“BVI”)
Date of Incorporation	Sep. 01, 1999
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Direct subsidiaries | Phoenix New Media (Hong Kong) Company Limited
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	Hong Kong
Date of Incorporation	Feb. 24, 2011
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Direct subsidiaries | Phoenix New Media (Hong Kong) Information Technology Company Limited
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	Hong Kong
Date of Incorporation	Apr. 22, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Direct subsidiaries | I Game Limited
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	Cayman Island
Date of Incorporation	May 20, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Direct subsidiaries | Convergence Investment Co Ltd
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	Cayman Island
Date of Incorporation	Jul. 17, 2015
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Direct subsidiaries | Fengyu Limited
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	Cayman Island
Date of Incorporation	Nov. 14, 2017
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Indirect subsidiaries | Fenghuang On-line
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Dec. 20, 2005
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Technical consulting
Indirect subsidiaries | Fenghuang Yutian
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Jun. 15, 2012
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Software development
Indirect subsidiaries | Fenghuang Feiyang
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Oct. 25, 2013
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Indirect subsidiaries | I Game (Hong Kong) Company Limited
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	Hong Kong
Date of Incorporation	Jun. 10, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
Indirect subsidiaries | Fenghuang Borui
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Oct. 13, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Software development
Indirect subsidiaries | Qieyiyou
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Nov. 28, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
Indirect subsidiaries | Fengying Hongda
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Mar. 13, 2017
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Indirect subsidiaries | Fengyu (Hong Kong) Information Technology Company Limited
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	Hong Kong
Date of Incorporation	Dec. 14, 2017
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Consolidated VIEs | Tianying Jiuzhou
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Apr. 18, 2000
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising and paid services
Consolidated VIEs | Yifeng Lianhe
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Jun. 16, 2006
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Digital entertainment
Consolidated VIEs | Chenhuan
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Jun. 10, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
Consolidated VIEs | Meowpaw
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Jan. 14, 2015
Percentage of Direct or Indirect Economic Ownership	75.00%
Principal Activity	Game
Subsidiaries of VIEs | Tianying Chuangzhi
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Feb. 08, 2010
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Subsidiaries of VIEs | Fengyu Network*
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC	[1]
Date of Incorporation	Jun. 01, 2012	[1]
Percentage of Direct or Indirect Economic Ownership	100.00%	[1]
Principal Activity	Digital entertainment	[1]
Subsidiaries of VIEs | Fenghuang Mingdao
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	May 24, 2013
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Subsidiaries of VIEs | Youjiuzhou
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Jun. 10, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
Subsidiaries of VIEs | Huanyou Tianxia
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Jun. 16, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
Subsidiaries of VIEs | Chengdu Huanyou
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Jan. 20, 2015
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
Subsidiaries of VIEs | Yixi Network
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Mar. 26, 2015
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Software development
Subsidiaries of VIEs | Fenghuang Convergence
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Sep. 18, 2015
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Subsidiaries of VIEs | Fenghuang Yunfu
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Apr. 12, 2016
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Software development
Subsidiaries of VIEs | Kanpanbao
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Apr. 15, 2016
Percentage of Direct or Indirect Economic Ownership	70.00%
Principal Activity	Software development
Subsidiaries of VIEs | Fengyu Shixun
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Dec. 21, 2016
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Digital entertainment
Subsidiaries of VIEs | Fengyue Culture
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Jan. 19, 2017
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Digital entertainment
Subsidiaries of VIEs | Fengge Advertising
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Mar. 15, 2017
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Subsidiaries of VIEs | Fengman Culture
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Mar. 15, 2017
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Digital entertainment
Subsidiaries of VIEs | Fengying Culture
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Apr. 20, 2017
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Software development
Subsidiaries of VIEs | Fengxiaoman
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Sep. 21, 2017
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Digital entertainment
Subsidiaries of VIEs | Fengge Data
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Oct. 25, 2017
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Digital entertainment
Subsidiaries of VIEs | Nashi Technology
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	PRC
Date of Incorporation	Oct. 25, 2017
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Digital entertainment

[1]	In April, 2017, the name of “Beijing Fenghuang Interactive Entertainment Network Technology Co., Ltd.” was changed to “Beijing Fengyu Network Technology Co., Ltd.”.